Consolidated Statements of Changes in Equity - USD ($) $ in Thousands		Share capital	Premium on issue of shares	Capital transaction	Stock options	Other reserves	Treasury shares	Legal	Investments statutory	Additional dividends	Tax-incentive reserve	VAE	FCTA	Retained earnings (loss)	Total	Non-controlling interest	Total
BALANCE at Dec. 31, 2020		$ 13,177,841	$ 36,321	$ (163,716)	$ 10,467	$ (32,766)	$ (107,550)	$ 271,919	$ 1,760,862	$ 273,065		$ 27,094	$ (7,534,775)		$ 7,718,762	$ 660,438	$ 8,379,200
Net income (loss)														3,811,442	3,811,442	7,196	3,818,638
Gain on net investment in foreign operations	[1]												(230,817)		(230,817)		(230,817)
Gains on foreign currency translation adjustments										(18,780)			(258,996)	(140,344)	(418,120)	(12,918)	(431,038)
Loss on cash flow hedge, net of tax												25,181			25,181		25,181
Valuation adjustments to equity in subsidiaries												12,465			12,465	(85)	12,380
Gain associated with pension and other postretirement benefit obligations, net of tax												27,565			27,565	6,745	34,310
Total comprehensive income (loss)										(18,780)		65,211	(489,813)	3,671,098	3,227,716	938	3,228,654
Purchase of treasury shares							(1,922,142)								(1,922,142)		(1,922,142)
Sale of treasury shares							713		(713)
Cancellation of treasury shares							1,408,870		(1,408,870)
Share-based compensation				9,518									(80)		9,438	2,333	11,771
Treasury shares used in stock option plan					(322)		811		(488)						1		1
Realization of other reserves						(981)								981
Constitution legal reserve								183,555						(183,555)
Constitution of investments statutory reserve									2,613,191					(2,613,191)
Additional dividends to be distributed										(254,285)					(254,285)		(254,285)
Dividends distributed														(875,335)	(875,335)	(5,357)	(880,692)
Dividends reversal														2	2		2
Others																2,443	2,443
BALANCE at Dec. 31, 2021		13,177,841	36,321	(154,198)	10,145	(33,747)	(619,298)	455,474	2,963,982			92,305	(8,024,668)		7,904,157	660,795	8,564,952
Net income (loss)														2,997,488	2,997,488	146,049	3,143,537
Gain on net investment in foreign operations	[2]												137,499		137,499		137,499
Gains on foreign currency translation adjustments	[1]						47,776		(110,117)				(523,602)	(12,339)	(598,282)	(61,793)	(660,075)
Loss on cash flow hedge, net of tax	[3]											(32,027)			(32,027)		(32,027)
Valuation adjustments to equity in subsidiaries	[4]											(6,514)			(6,514)	154	(6,360)
Gain associated with pension and other postretirement benefit obligations, net of tax												7,926			7,926	2,115	10,041
Total comprehensive income (loss)							47,776		(110,117)			(30,615)	(386,103)	2,985,149	2,506,090	86,525	2,592,615
Purchase of treasury shares	[5]						(719,393)								(719,393)		(719,393)
Sale of treasury shares							169,408		(1,903)						167,505		167,505
Cancellation of treasury shares							1,121,507		(1,121,507)
Share-based compensation				6,219											6,219	1,396	7,615
Realization of other reserves						(1,430)								1,430
Proposed interim dividends														(450,767)	(450,767)		(450,767)
Distribution of proposed interim dividends														(422,033)	(422,033)		(422,033)
Prescribed dividends														3	3		3
Constitution legal reserve								148,129						(148,129)
Constitution of investments statutory reserve									1,694,844					(1,694,844)
Purchase of Pilgrim’s Pride Corporation treasury shares repurchase				(91,605)											(91,605)	(98,139)	(189,744)
Dividends to non-controlling interest																(5,002)	(5,002)
Acquisitions of non-controlling interest																3,034	3,034
Constitution of tax-incentive reserve									(496,545)		767,354			(270,809)
Others																(2,639)	(2,639)
BALANCE at Dec. 31, 2022		13,177,841	36,321	(239,584)	10,145	(35,177)		603,603	2,928,754		767,354	61,690	(8,410,771)		8,900,176	645,970	9,546,146
Net income (loss)														(198,869)	(198,869)	67,134	(131,735)
Gain on net investment in foreign operations	[2]												179,612		179,612		179,612
Gains on foreign currency translation adjustments	[1]												618,297	(30,467)	587,830	(26,876)	560,954
Loss on cash flow hedge, net of tax	[3]											5,129			5,129		5,129
Valuation adjustments to equity in subsidiaries	[4]											(13,143)			(13,143)		(13,143)
Gain associated with pension and other postretirement benefit obligations, net of tax												6,767			6,767	1,577	8,344
Total comprehensive income (loss)												(1,247)	797,909	(229,336)	567,326	41,835	609,161
Share-based compensation				7,109									(1,588)		5,521	1,392	6,913
Realization of other reserves						(1,236)								1,236
Distribution of interim dividends														(447,979)	(447,979)		(447,979)
Constitution of investments statutory reserve									(696,226)					696,226
Dividends to non-controlling interest																(6,318)	(6,318)
Constitution of tax-incentive reserve											20,147			(20,147)
Others																(137)	(137)
BALANCE at Dec. 31, 2023		$ 13,177,841	$ 36,321	$ (232,475)	$ 10,145	$ (36,413)		$ 603,603	$ 2,232,528		$ 787,501	$ 60,443	$ (7,614,450)		$ 9,025,044	$ 682,742	$ 9,707,786

[1]	Refers to the net investment on foreign operations of intercompany balances between JBS S.A. and its indirect subsidiaries JBS Luxembourg S.à.r.l. and JBS Investments Luxembourg S.à.r.l.. Thus, since the balances are an extension of that entity’s investment, they are considered as equity instruments.
[2]	Foreign Currency Translation Adjustments (FCTA) and exchange variation in subsidiaries
[3]	Refers to the hedge accounting in the indirect subsidiary Seara Alimentos.
[4]	Valuation Adjustments to Equity (VAE) arising from derivative financial instruments.
[5]	Refers to the purchase of PPC treasury shares and share-based payment expenses incurred from subsidiaries.